S-K 1603, SPAC Sponsor; Conflicts of Interest	Oct. 13, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered into with us, each of our sponsor, directors, officers and board advisor has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement warrants (and the underlying securities), as summarized in the table below. For more information on non-contractual resale restrictions, also see “Securities Eligible for Future Sale — Rule 144,” “Securities Eligible for Future Sale — Restrictions on the Use of Rule 144 by Shell Companies or Former Shell Companies” and “Securities Eligible for Future Sale — Summary of resale restrictions.”

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

Earlier to occur of (A) 180 days after the completion of our initial business combination and (B) subsequent to our initial business combination, (x) if the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 60 days after our initial business combination, or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property

Apex Treasury II Sponsor LLC Ajmal Rahman Hugh Cochrane James McNaught-Davis Paul Sykes Stephen CuUnjieng Betty Liu William Mann Robert Echols

Transfers permitted (a) to our officers, directors, advisor or consultants, any affiliate or family member of any of our officers, directors, advisor or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) distributions from our sponsor to its members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or the State of Delaware or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g), and (j), these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement

Private placement warrants and warrants that may be issued upon conversion of working capital loans (and underlying securities)	30 days after the completion of our initial business combination	Same as above, together with the underwriter	Same as above
Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	180 days after the date of this prospectus	Apex Treasury II Sponsor LLC Ajmal Rahman Hugh Cochrane James McNaught-Davis Paul Sykes Stephen CuUnjieng Betty Liu William Mann Robert Echols

The 180-day lock-up period is pursuant to the underwriting agreement. The underwriter in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers, directors and board advisor, which shall be with notice.

Our sponsor, officers, directors and board advisor are also subject to separate transfer restrictions on their founder shares and private placement warrants pursuant to the letter agreement described in the immediately preceding paragraphs